Consolidated Balance Sheets (Parentheticals) - USD ($)	Jan. 31, 2019	Dec. 06, 2018	Dec. 05, 2018	Oct. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Feb. 28, 2016
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, issued (in shares)	2,450,980			2,342,264		2,342,264
Preferred stock, outstanding (in shares)	2,450,980		21,118,267	2,342,264	21,815,963	2,342,264
Preferred stock, liquidation				$ 11,239,060		$ 9,845,139
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.001		$ 0.001	$ 0.001
Common stock, authorized (in shares)	500,000,000			15,000,000		15,000,000	50,000,000
Common stock, issued (in shares)	28,847,707	28,847,707		7,576,289		7,576,289
Common stock, outstanding (in shares)	28,847,707	28,847,707		7,576,289		7,576,289